Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share
Schedule of earnings per share

	Year Ended December 31,
Loss per share before and after dilution	2023	2022	2021
Net loss for the year attributable to equity holders of the Parent Company	(466,186)	(412,267)	(500,293)
Weighted-average number of common shares outstanding	53,672,069	53,022,550	50,829,255
Loss per share before and after dilution	(8.69)	(7.78)	(9.84)